Overview (Details)	12 Months Ended
Dec. 31, 2015 Number Fleet t
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	969,953
TOTAL | Fleet	24
Ardmore Seavaliant [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Built date	Feb-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavaliant [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavaliant [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seaventure [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Built date	Jun-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seaventure [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seaventure [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seavantage [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,997
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavantage [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavantage [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seavanguard [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavanguard [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavanguard [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Sealion [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Built date	May-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Sealion [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Sealion [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seafox [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Built date	Jun-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seafox [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seafox [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seawolf [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Built date	Aug-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seawolf [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seawolf [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seahawk [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seahawk [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seahawk [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Endeavour [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,997
Built date	Jul-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Endeavour [Member] | Korea | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Endeavour [Member] | Korea | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seafarer [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,744
IMO	3
Built date	Aug-04
Type	Product/Chemical
Specification	Eco-mod
Ardmore Seatrader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,141
IMO	0
Built date	Dec-02
Type	Product
Specification	Eco-mod
Ardmore Seamaster [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,840
IMO	3
Built date	Sep-04
Type	Product/Chemical
Specification	Eco-mod
Ardmore Seamariner [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,726
IMO	0
Built date	Oct-06
Type	Product
Specification	Eco-mod
Ardmore Sealeader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,463
IMO	0
Built date	Aug-08
Type	Product
Specification	Eco-mod
Ardmore Sealifter [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,472
IMO	0
Built date	Jul-08
Type	Product
Specification	Eco-mod
Ardmore Dauntless [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	37,764
IMO	2
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Defender [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	37,791
IMO	2
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Centurion [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	29,006
IMO	2
Built date	Nov-05
Type	Product/Chemical
Specification	Eco-mod
Ardmore Cherokee [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,215
IMO	2
Built date	Jan-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Cheyenne [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Built date	Mar-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chinook [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Built date	Jul-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chippewa [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Calypso [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	17,589
IMO	2
Built date	Jan-10
Type	Product/Chemical
Specification	Eco-mod
Ardmore Capella [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	17,567
IMO	2
Built date	Jan-10
Type	Product/Chemical
Specification	Eco-mod